Statements of Net Assets Available for Benefits - EBP 006 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value	$ 608,011,366	$ 643,733,210
Employer contributions receivable	405,200	578,986
Participant contributions receivable	366,254	518,967
Notes receivable from participants	3,938,636	3,910,109
Net assets available for benefits	$ 612,721,456	$ 648,741,272